Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Preferred share, par value (in Dollars per share)		$ 0.05	$ 0.05
Preferred share, shares authorized (in Shares)		2,000,000,000	2,000,000,000
Preferred share, shares issued (in Shares)
Preferred share, shares outstanding (in Shares)
Treasury shares (in Shares)	[1]	2,320	2,320
Class A Ordinary Shares
Ordinary share, par value (in Dollars per share)	[1]	$ 0.05	$ 0.05
Ordinary share, shares authorized (in Shares)	[1]	7,000,000,000	7,000,000,000
Ordinary share, shares issued (in Shares)	[1]	697,914	319,045
Ordinary share, shares outstanding (in Shares)	[1]	697,914	319,045
Class B Ordinary Shares
Ordinary share, par value (in Dollars per share)	[1]	$ 0.05	$ 0.05
Ordinary share, shares authorized (in Shares)	[1]	1,000,000,000	1,000,000,000
Ordinary share, shares issued (in Shares)	[1]
Ordinary share, shares outstanding (in Shares)	[1]

[1]	Number as of December 31, 2024 was retroactively restated for 100-for-1 share consolidation with effective date of November 8, 2025.